Supplement to the
Fidelity Freedom® Funds
May 30, 2015
Prospectus

Effective October 1, 2015, FMR Co., Inc. serves as investment adviser for the funds.  All references to Strategic Advisers, Inc. in the prospectus are replaced with FMR Co., Inc.

FF-15-02  October 1, 2015
1.708110.167

Supplement to the
Fidelity Freedom® Funds
May 30, 2015
Prospectus

Effective October 1, 2015, FMR Co., Inc. serves as investment adviser for the funds.  All references to Strategic Advisers, Inc. in the prospectus are replaced with FMR Co., Inc.

FF-15-02L  October 1, 2015
1.808379.137

Supplement to the

Fidelity Freedom® Income Fund (FFFAX), Fidelity Freedom 2005 Fund (FFFVX),
Fidelity Freedom 2010 Fund (FFFCX), Fidelity Freedom 2015 Fund (FFVFX),
Fidelity Freedom 2020 Fund (FFFDX), Fidelity Freedom 2025 Fund (FFTWX),
Fidelity Freedom 2030 Fund (FFFEX), Fidelity Freedom 2035 Fund (FFTHX),
Fidelity Freedom 2040 Fund (FFFFX), Fidelity Freedom 2045 Fund (FFFGX),
Fidelity Freedom 2050 Fund (FFFHX), Fidelity Freedom 2055 Fund (FDEEX),
and Fidelity Freedom 2060 Fund (FDKVX)

Funds of Fidelity Aberdeen Street Trust

STATEMENT OF ADDITIONAL INFORMATION

May 30, 2015

Effective October 1, 2015, FMR Co., Inc. serves as investment adviser for the funds. All references to Strategic Advisers, Inc. in the Statement of Additional Information are replaced with FMR Co., Inc.

FFB-15-01  October 1, 2015
1.476278.127

Supplement to the
Fidelity Advisor Freedom Funds®
Class A, Class T, Class B, and Class C
May 30, 2015
Prospectus

Effective October 1, 2015, FMR Co., Inc. serves as investment adviser for the funds.  All references to Strategic Advisers, Inc. in the prospectus are replaced with FMR Co., Inc.

The following information supplements information found in the "Fund Services" section under the heading "Fund Management" on page 80.

Fidelity Advisor Freedom® 2060 Fund
Class A

Class T

Class B

Class C

Rate	0.25%	0.50%	--	1.00%
AFF-15-03  October 1, 2015
1.790697.149

Supplement to the
Fidelity Freedom® Index Funds
May 30, 2015
Prospectus

Effective October 1, 2015, FMR Co., Inc. serves as investment adviser for the funds. All references to Strategic Advisers, Inc. in the prospectus are replaced with FMR Co., Inc.

Each Fidelity Freedom Index Fund is comprised of multiple classes of shares. References to each Fidelity Freedom Index Fund are deemed to include class where applicable.

The following information in each "Fund Summary" section of the prospectus under the heading noted below is updated as follows:

Principal Investment Strategies

* * *

  Investing in a combination of Fidelity domestic equity funds (including commodity funds), international funds (developed and emerging markets), bond funds (including treasury inflation-protected security funds), and short-term funds (underlying Fidelity® funds), each of which (excluding the money market fund) seeks to provide investment results that correspond to the total return of a specific index or market segment.

* * *

FRX-15-03  October 1, 2015
1.923243.111

Supplement to the
Fidelity® Four-in-One Index Fund
April 29, 2015
Prospectus

Effective October 1, 2015, FMR Co., Inc. serves as investment adviser for the fund.  All references to Strategic Advisers, Inc. in the prospectus are replaced with FMR Co., Inc.

Effective July 16, 2015, the following information replaced similar information found in the "Fund Summary" section on page 3.

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.10%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expenses	0.14%
Total annual operating expensesA	0.24%
Fee waiver and/or expense reimbursementB	0.02%
Total annual operating expenses after fee waiver and/or expense reimbursementA	0.22%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses. As a result, the total annual operating expenses after fee waiver and/or expense reimbursement in the fee table exceed the contractual expense limitation of the fund.

B Fidelity Management & Research Company (FMR) has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.08%. This arrangement will remain in effect through April 30, 2016. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

IDV-15-02  October 1, 2015
1.729987.126

Supplement to the
Fidelity Advisor Freedom Funds®
Institutional Class (currently known as Class I)
May 30, 2015
Prospectus

Effective October 1, 2015, FMR Co., Inc. serves as investment adviser for the funds.  All references to Strategic Advisers, Inc. in the prospectus are replaced with FMR Co., Inc.

The following information supplements information found in the "Fund Services" section under the heading "Fund Management" on page 66.

Fidelity Advisor Freedom® 2060 Fund
Institutional Class

Rate	0.00%
AFFI-15-03  October 1, 2015
1.790698.143

Supplement to the
Fidelity Freedom K® Funds
May 30, 2015
Prospectus

Effective October 1, 2015, FMR Co., Inc. serves as investment adviser for the funds. All references to Strategic Advisers, Inc. in the prospectus are replaced with FMR Co., Inc.

FF-K-15-02  October 1, 2015
1.900382.123

Supplement to the

Fidelity® Four-in-One Index Fund (FFNOX)
A Fund of Fidelity Aberdeen Street Trust

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2015

Effective October 1, 2015, FMR Co., Inc. serves as investment adviser for the fund.  All references to Strategic Advisers, Inc. in the Statement of Additional Information are replaced with FMR Co., Inc.

IDVB-15-01  October 1, 2015
1.730856.114

Supplement to the

Fidelity Freedom® Index Income Fund (FIKFX), Fidelity Freedom Index 2005 Fund (FJIFX), Fidelity Freedom Index 2010 Fund (FKIFX), Fidelity Freedom Index 2015 Fund (FLIFX), Fidelity Freedom Index 2020 Fund (FPIFX), Fidelity Freedom Index 2025 Fund (FQIFX), Fidelity Freedom Index 2030 Fund (FXIFX), Fidelity Freedom Index 2035 Fund (FIHFX), Fidelity Freedom Index 2040 Fund (FBIFX), Fidelity Freedom Index 2045 Fund (FIOFX), Fidelity Freedom Index 2050 Fund (FIPFX), Fidelity Freedom Index 2055 Fund (FDEWX), and Fidelity Freedom Index 2060 Fund (FDKLX)

Funds of Fidelity Aberdeen Street Trust

STATEMENT OF ADDITIONAL INFORMATION

May 30, 2015

Effective October 1, 2015, FMR Co., Inc. serves as investment adviser for the funds.  All references to Strategic Advisers, Inc. in the Statement of Additional Information are replaced with FMR Co., Inc.

Each Fidelity Freedom Index Fund is comprised of multiple classes of shares. References to each Fidelity Freedom Index Fund are deemed to include class where applicable.

FRXB-15-02  October 1, 2015
1.923244.106

Supplement to the

Fidelity Freedom K® Income Fund (FFKAX), Fidelity Freedom K® 2005 Fund (FFKVX),
Fidelity Freedom K® 2010 Fund (FFKCX), Fidelity Freedom K® 2015 Fund (FKVFX),
Fidelity Freedom K® 2020 Fund (FFKDX), Fidelity Freedom K® 2025 Fund (FKTWX),
Fidelity Freedom K® 2030 Fund (FFKEX), Fidelity Freedom K® 2035 Fund (FKTHX),
Fidelity Freedom K® 2040 Fund (FFKFX), Fidelity Freedom K® 2045 Fund (FFKGX),
Fidelity Freedom K® 2050 Fund (FFKHX), Fidelity Freedom K® 2055 Fund (FDENX),
and Fidelity Freedom K® 2060 Fund (FDKNX)

Funds of Fidelity Aberdeen Street Trust

STATEMENT OF ADDITIONAL INFORMATION

May 30, 2015

Effective October 1, 2015, FMR Co., Inc. serves as investment adviser for the funds. All references to Strategic Advisers, Inc. in the Statement of Additional Information are replaced with FMR Co., Inc.

FF-KB-15-01  October 1, 2015
1.931120.104

Supplement to the
Fidelity Freedom Index Funds®
Class W
June 23, 2015
Prospectus

Effective October 1, 2015, FMR Co., Inc. serves as investment adviser for the funds.  All references to Strategic Advisers, Inc. in the prospectus are replaced with FMR Co., Inc.

FRX-CW-15-01  October 1, 2015
1.9866976.100

Supplement to the

Fidelity Freedom® Index Income Fund Class W (FFGZX), Fidelity Freedom Index 2005 Fund Class W (FFGFX), Fidelity Freedom Index 2010 Fund Class W (FFWTX), Fidelity Freedom Index 2015 Fund Class W (FIWFX),
Fidelity Freedom Index 2020 Fund Class W (FIWTX), Fidelity Freedom Index 2025 Fund Class W (FFEDX),
Fidelity Freedom Index 2030 Fund Class W (FFEGX), Fidelity Freedom Index 2035 Fund Class W (FFEZX),
Fidelity Freedom Index 2040 Fund Class W (FFIZX), Fidelity Freedom Index 2045 Fund Class W (FFOLX),
Fidelity Freedom Index 2050 Fund Class W (FFOPX), Fidelity Freedom Index 2055 Fund Class W (FFLDX), and Fidelity Freedom Index 2060 Fund Class W (FFLEX)

Funds of Fidelity Aberdeen Street Trust

STATEMENT OF ADDITIONAL INFORMATION

June 23, 2015

Effective October 1, 2015, FMR Co., Inc. serves as investment adviser for the funds.  All references to Strategic Advisers, Inc. in the Statement of Additional Information are replaced with FMR Co., Inc.

FRX-CWB-15-01  October 1, 2015
1.9866977.100

Supplement to the

Fund	Class A	Class T	Class B	Class C	Institutional Class
Fidelity Advisor Freedom® Income Fund	FAFAX	FTAFX	FBFAX	FCAFX	FIAFX
Fidelity Advisor Freedom 2005 Fund	FFAVX	FFTVX	FFBVX	FCFVX	FFIVX
Fidelity Advisor Freedom 2010 Fund	FACFX	FCFTX	FCFBX	FCFCX	FCIFX
Fidelity Advisor Freedom 2015 Fund	FFVAX	FFVTX	FFVBX	FFVCX	FFVIX
Fidelity Advisor Freedom 2020 Fund	FDAFX	FDTFX	FDBFX	FDCFX	FDIFX
Fidelity Advisor Freedom 2025 Fund	FATWX	FTTWX	FBTWX	FCTWX	FITWX
Fidelity Advisor Freedom 2030 Fund	FAFEX	FTFEX	FBFEX	FCFEX	FEFIX
Fidelity Advisor Freedom 2035 Fund	FATHX	FTTHX	FBTHX	FCTHX	FITHX
Fidelity Advisor Freedom 2040 Fund	FAFFX	FTFFX	FBFFX	FCFFX	FIFFX
Fidelity Advisor Freedom 2045 Fund	FFFZX	FFFTX	FFFKX	FFFJX	FFFIX
Fidelity Advisor Freedom 2050 Fund	FFFLX	FFFQX	FFFWX	FFFYX	FFFPX
Fidelity Advisor Freedom 2055 Fund	FHFAX	FHFTX	--	FHFCX	FHFIX
Fidelity Advisor Freedom 2060 Fund	FDKPX	FDKTX	--	FDKSX	FDKQX

(Effective July 1, 2015, Institutional Class will be renamed Class I)

Funds of Fidelity Aberdeen Street Trust

STATEMENT OF ADDITIONAL INFORMATION

May 30, 2015

Effective October 1, 2015, FMR Co., Inc. serves as investment adviser for the funds. All references to Strategic Advisers, Inc. in the Statement of Additional Information are replaced with FMR Co., Inc.

AFF-AFFIB-15-01  October 1, 2015
1.808269.111